Fair Value of Financial Assets and Liabilities (Details) - Schedule of figures by hierarchy, for financial assets/liabilities not measured at fair value on the balance sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings and Deposits [Member]
Liabilities
Financial Liabilities	$ 32,618,792	$ 28,857,375
Current accounts and other demand deposits [Member]
Liabilities
Financial Liabilities	18,542,791	15,167,229
Transactions in the course of payment [Member]
Liabilities
Financial Liabilities	210,479	882,944
Obligations under repurchase agreements [Member]
Liabilities
Financial Liabilities	95,009	288,917
Savings accounts and time deposits [Member]
Liabilities
Financial Liabilities	9,145,192	8,885,015
Borrowings from financial institutions [Member]
Liabilities
Financial Liabilities	4,325,869	3,415,959
Other financial obligations [Member]
Liabilities
Financial Liabilities	299,452	217,311
Letters of credit for residential purposes [Member]
Liabilities
Financial Liabilities	4,214	7,201
Letters of credit for general purposes [Member]
Liabilities
Financial Liabilities	110	280
Bonds [Member]
Liabilities
Financial Liabilities	8,397,835	8,390,594
Subordinate bonds [Member]
Liabilities
Financial Liabilities	869,364	1,004,196
Debt issued [Member]
Liabilities
Financial Liabilities	9,271,523	9,402,271
Financial Liabilities [Member]
Liabilities
Financial Liabilities	41,890,315	38,259,646
Cash and due from banks [Member]
Assets
Financial Assets	3,713,734	2,560,216
Transactions in the course of collection [Member]
Assets
Financial Assets	326,446	163,252
Investments under resale agreements [Member]
Assets
Financial Assets	64,365	76,407
Cash and other transactions [Member]
Assets
Financial Assets	4,104,545	2,799,875
Domestic banks [Member]
Assets
Financial Assets	159,987	259,788
Central Bank of Chile [Member]
Assets
Financial Assets	1,090,000	2,380,033
Foreign banks [Member]
Assets
Financial Assets	278,813	297,778
Loans and advances to banks [Member]
Assets
Financial Assets	1,528,800	2,937,599
Commercial loans [Member]
Assets
Financial Assets	18,449,013	16,968,143
Residential mortgage loans [Member]
Assets
Financial Assets	9,753,455	10,075,011
Consumer loans [Member]
Assets
Financial Assets	3,899,940	3,711,582
Loans to Customers at amortized cost [Member]
Assets
Financial Assets	32,102,408	30,754,736
Financial assets held-to-maturity [Member]
Assets
Financial Assets	764,528
Level 1 [Member]
Assets
Financial Assets	38,500,281	36,492,210
Not measured at fair value [Member] | Level 1 [Member]
Liabilities
Financial Liabilities	18,848,279	16,339,090
Not measured at fair value [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	13,770,513	12,518,285
Not measured at fair value [Member] | Current accounts and other demand deposits [Member] | Level 1 [Member]
Liabilities
Financial Liabilities	18,542,791	15,167,229
Not measured at fair value [Member] | Current accounts and other demand deposits [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Current accounts and other demand deposits [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Transactions in the course of payment [Member] | Level 1 [Member]
Liabilities
Financial Liabilities	210,479	882,944
Not measured at fair value [Member] | Transactions in the course of payment [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Transactions in the course of payment [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Obligations under repurchase agreements [Member] | Level 1 [Member]
Liabilities
Financial Liabilities	95,009	288,917
Not measured at fair value [Member] | Obligations under repurchase agreements [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Obligations under repurchase agreements [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Savings accounts and time deposits [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Savings accounts and time deposits [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Savings accounts and time deposits [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	9,145,192	8,885,015
Not measured at fair value [Member] | Borrowings from financial institutions [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Borrowings from financial institutions [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Borrowings from financial institutions [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	4,325,869	3,415,959
Not measured at fair value [Member] | Other financial obligations [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Other financial obligations [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Other financial obligations [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	299,452	217,311
Not measured at fair value [Member] | Letters of credit for residential purposes [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Letters of credit for residential purposes [Member] | Level 2 [Member]
Liabilities
Financial Liabilities	4,214	7,201
Not measured at fair value [Member] | Letters of credit for residential purposes [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Letters of credit for general purposes [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Letters of credit for general purposes [Member] | Level 2 [Member]
Liabilities
Financial Liabilities	110	280
Not measured at fair value [Member] | Letters of credit for general purposes [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Bonds [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Bonds [Member] | Level 2 [Member]
Liabilities
Financial Liabilities	8,397,835	8,390,594
Not measured at fair value [Member] | Bonds [Member] | Level 3 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Subordinate bonds [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Subordinate bonds [Member] | Level 2 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Subordinate bonds [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	869,364	1,004,196
Not measured at fair value [Member] | Debt issued [Member] | Level 1 [Member]
Liabilities
Financial Liabilities
Not measured at fair value [Member] | Debt issued [Member] | Level 2 [Member]
Liabilities
Financial Liabilities	8,402,159	8,398,075
Not measured at fair value [Member] | Debt issued [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	869,364	1,004,196
Not measured at fair value [Member] | Financial Liabilities [Member] | Level 1 [Member]
Liabilities
Financial Liabilities	18,848,279	16,339,090
Not measured at fair value [Member] | Financial Liabilities [Member] | Level 2 [Member]
Liabilities
Financial Liabilities	8,402,159	8,398,075
Not measured at fair value [Member] | Financial Liabilities [Member] | Level 3 [Member]
Liabilities
Financial Liabilities	14,639,877	13,522,481
Not measured at fair value [Member] | Cash and due from banks [Member] | Level 1 [Member]
Assets
Financial Assets	3,713,734	2,560,216
Not measured at fair value [Member] | Cash and due from banks [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Cash and due from banks [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Transactions in the course of collection [Member] | Level 1 [Member]
Assets
Financial Assets	326,446	163,252
Not measured at fair value [Member] | Transactions in the course of collection [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Transactions in the course of collection [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Investments under resale agreements [Member] | Level 1 [Member]
Assets
Financial Assets	64,365	76,407
Not measured at fair value [Member] | Investments under resale agreements [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Investments under resale agreements [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Cash and other transactions [Member] | Level 1 [Member]
Assets
Financial Assets	4,104,545	2,799,875
Not measured at fair value [Member] | Cash and other transactions [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Cash and other transactions [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Domestic banks [Member] | Level 1 [Member]
Assets
Financial Assets	159,987	259,788
Not measured at fair value [Member] | Domestic banks [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Domestic banks [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Central Bank of Chile [Member] | Level 1 [Member]
Assets
Financial Assets	1,090,000	2,380,033
Not measured at fair value [Member] | Central Bank of Chile [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Central Bank of Chile [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Foreign banks [Member] | Level 1 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Foreign banks [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Foreign banks [Member] | Level 3 [Member]
Assets
Financial Assets	278,813	297,778
Not measured at fair value [Member] | Loans and advances to banks [Member] | Level 1 [Member]
Assets
Financial Assets	1,249,987	2,639,821
Not measured at fair value [Member] | Loans and advances to banks [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Loans and advances to banks [Member] | Level 3 [Member]
Assets
Financial Assets	278,813	297,778
Not measured at fair value [Member] | Commercial loans [Member] | Level 1 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Commercial loans [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Commercial loans [Member] | Level 3 [Member]
Assets
Financial Assets	18,449,013	16,968,143
Not measured at fair value [Member] | Residential mortgage loans [Member] | Level 1 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Residential mortgage loans [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Residential mortgage loans [Member] | Level 3 [Member]
Assets
Financial Assets	9,753,455	10,075,011
Not measured at fair value [Member] | Consumer loans [Member] | Level 1 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Consumer loans [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Consumer loans [Member] | Level 3 [Member]
Assets
Financial Assets	3,899,940	3,711,582
Not measured at fair value [Member] | Loans to Customers at amortized cost [Member] | Level 1 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Loans to Customers at amortized cost [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Loans to Customers at amortized cost [Member] | Level 3 [Member]
Assets
Financial Assets	32,102,408	30,754,736
Not measured at fair value [Member] | Financial assets held-to-maturity [Member] | Level 1 [Member]
Assets
Financial Assets	764,528
Not measured at fair value [Member] | Financial assets held-to-maturity [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Financial assets held-to-maturity [Member] | Level 3 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Level 1 [Member] | Level 1 [Member]
Assets
Financial Assets	6,119,060	5,439,696
Not measured at fair value [Member] | Level 1 [Member] | Level 2 [Member]
Assets
Financial Assets
Not measured at fair value [Member] | Level 1 [Member] | Level 3 [Member]
Assets
Financial Assets	$ 32,381,221	$ 31,052,514